Prior to the Company's spin-off from GPA, certain Company executives received compensation in the form of GPA stock options. (Details)	Dec. 31, 2021 R$ / shares shares
Granted series compensation	B5
Grant date	May 31, 2018
Exercised date	May 31, 2021
Strike price | R$ / shares	R$ 0.01
Share grantees compensation	2,970,000
Shares excersied compensation	(2,640,000)
Shares cancelled compensation	(245,000)
Shares outstanding compensation	(85,000)
Shares current compensation
Granted series compensation	C5
Grant date	May 31, 2018
Exercised date	May 31, 2021
Strike price | R$ / shares	R$ 47.19
Share grantees compensation	2,970,000
Shares excersied compensation	(2,410,000)
Shares cancelled compensation	(300,000)
Shares outstanding compensation	(260,000)
Shares current compensation
Granted series compensation	B6
Grant date	May 31, 2019
Exercised date	May 31, 2022
Strike price | R$ / shares	R$ 0.01
Share grantees compensation	2,310,000
Shares excersied compensation	(645,000)
Shares cancelled compensation	(165,000)
Shares outstanding compensation
Shares current compensation	1,500,000
Granted series compensation	C6
Grant date	May 31, 2019
Exercised date	May 31, 2022
Strike price | R$ / shares	R$ 53.23
Share grantees compensation	1,795,000
Shares excersied compensation	(610,000)
Shares cancelled compensation	(210,000)
Shares outstanding compensation
Shares current compensation	975,000
Granted series compensation	B7
Grant date	Jan. 31, 2021
Exercised date	May 31, 2023
Strike price | R$ / shares	R$ 0.01
Share grantees compensation	3,365,000
Shares excersied compensation	(515,000)
Shares cancelled compensation	(115,000)
Shares outstanding compensation
Shares current compensation	2,735,000
Granted series compensation	C7
Grant date	Jan. 31, 2021
Exercised date	May 31, 2023
Strike price | R$ / shares	R$ 38.58
Share grantees compensation	2,485,000
Shares excersied compensation	(520,000)
Shares cancelled compensation	(115,000)
Shares outstanding compensation
Shares current compensation	1,850,000
[custom:TotalShareGranteesCompensation-0]	15,895,000
Total shares excersied compensation	(7,340,000)
Total shares cancelled compensation	(1,150,000)
Total shares outstanding compensation	(345,000)
[custom:TotalSharesCurrentCompensation-0]	7,060,000